SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 5   |   SEGMENT INFORMATION

As presented in the annual financial statements, the Group operates in three geographic segments: Israel, Europe (principally Germany) and Rest of the world (“Row”).

Management monitors the operating results of its geographical units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on segment profit. SG&A Group expenses and some research and development expenses are mostly allocated to the separate geographic units. Some corporate expenses, some research and development expenses, finance costs and finance income and income taxes are managed on a group basis and are not allocated to the geographic segments.

Revenues are allocated based on the location of the end customer. The Group presents disaggregated revenue information based on types of customers: Individual customers and communities, Institutions and payers (income from service agreements with institutions, insurance companies and HMOs), and others.

a. Segment revenues:

	Individuals	Institutions
	and	and
	communities	payers	Others	Total
Six months ended June 30, 2023 (unaudited):
Europe	—	6,831	—	6,831
Israel	10,909	10,716	—	21,625
Row	—	—	549	549

Total revenues	10,909	17,547	549	29,005

Six months ended June 30, 2022 (unaudited):
Europe	—	7,127	—	7,127
Israel	11,202	11,832	—	23,034
Row	—	—	739	739

Total revenues	11,202	18,959	739	30,900

Year ended December 31, 2022 (audited):
Europe	—	13,374	—	13,374
Israel	22,161	22,977	—	45,138
Row	—	—	486	486

Total revenues	22,161	36,351	486	58,998

b. Segment profit (loss):

	Six months ended		Year ended
	June 30,		December 31,
	2023	2022	2022

	Unaudited		Audited
Europe	(2,672)	(1,169)	(3,044)
Israel	3,976	4,404	8,641
Row	(1,488)	(549)	(2,972)

	(184)	2,686	2,625

Unallocated income and expenses:
Corporate and
R&D expenses	(3,737)	(3,703)	(7,375)
Other expenses	(529)	—	(416)

Operating loss	(4,450)	(1,017)	(5,166)
Financial income, net	3,036	1,336	6,478

Profit (loss) before taxes on income	(1,414)	319	1,312